Stockholders' Equity (Tables)	6 Months Ended
Jun. 30, 2020
Equity [Abstract]
Class of Treasury Stock
The table below reflects the number of shares repurchased, under the SRP, cumulatively through June 30, 2020.

	Number of Shares Repurchased	Average Price per Share
Cumulative repurchases as of December 31, 2019 (1)	4,391,519	$20.95
Six months ended June 30, 2020 (2)	505,101	17.50
Cumulative repurchases as of June 30, 2020	4,896,620	20.59
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(1) Repurchases made in 2019 include: (i) 656,433 common shares repurchased on April 30, 2019 with respect to 100% of repurchase requests made in good order following the death or qualifying disability of stockholders during the period commencing March 13, 2018 up to and including December 31, 2018 for $13.3 million at an average price per share of $20.25 and (ii) 446,830 shares of common stock repurchased for $7.8 million at an average price per share of $17.50 on October 30, 2019 with respect to 100% of repurchase requests made in good order following the death or qualifying disability of common stockholders during the period commencing January 1, 2019 up to and including June 30, 2019.
(2) Includes 505,101 shares of common stock repurchased on February 26, 2020 with respect to requests received during the period commencing July 1, 2019 up to and including December 31, 2019 for $8.8 million at an average price per share of $17.50.